BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Voting shares: issued	1	1
Voting shares: outstanding	1	1
Common shares: issued	128,544,174	128,544,174
Common shares: outstanding	128,544,174	128,544,174